Prudential Day One 2020 Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 91.7%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	810,897	$8,287,364
PGIM Global Real Estate Fund (Class R6)	121,355	3,348,190
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	32,848	681,586
PGIM QMA Commodity Strategies Fund (Class R6)*	261,999	3,358,824
PGIM QMA International Developed Markets Index Fund (Class R6)	310,342	4,571,338
PGIM QMA Large-Cap Core Equity Fund (Class R6)	491,133	10,736,176
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	92,528	1,354,617
PGIM QMA US Broad Market Index Fund (Class R6)	274,181	5,708,442
PGIM TIPS Fund (Class R6)	1,294,378	13,823,957
PGIM Total Return Bond Fund (Class R6)	710,082	10,338,799

Total Long-Term Investments (cost $49,381,728)		62,209,293

Short-Term Investment 8.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,505,069)	5,505,069	5,505,069

TOTAL INVESTMENTS 99.8% (cost $54,886,797)(wd)		67,714,362
Other assets in excess of liabilities 0.2%		112,906

Net Assets 100.0%		$67,827,268

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds